Provisions and Contingent Liabilities - Summary of Change in Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provisions [line items]
Beginning balance	$ 229.4	$ 212.7	$ 202.9
Additions	110.1	101.4	205.1
Interest	10.7	5.5	9.0
Used/payments	(51.7)	(64.3)	(192.3)
Reversals	(27.1)	(16.3)	(24.2)
Translation adjustments	5.3	(9.6)	(27.3)
Reclassification - Liabilities held for sale			39.5
Ending balance	276.7	229.4	212.7
Product warranties [member]
Disclosure of provisions [line items]
Beginning balance	77.5	73.9	67.1
Additions	35.6	43.3	42.0
Interest	0.0	0.0	0.0
Used/payments	(20.9)	(25.9)	(30.4)
Reversals	(14.9)	(13.6)	(15.8)
Translation adjustments	0.3	(0.2)	(1.0)
Reclassification - Liabilities held for sale			12.0
Ending balance	77.6	77.5	73.9
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Beginning balance	53.7	55.4	66.4
Additions	6.2	6.0	8.5
Interest	7.2	3.8	5.4
Used/payments	(5.8)	(4.8)	(4.7)
Reversals	(2.8)	(2.7)	(8.0)
Translation adjustments	0.1	(4.0)	(13.6)
Reclassification - Liabilities held for sale			1.4
Ending balance	58.6	53.7	55.4
Post retirement benefits [member]
Disclosure of provisions [line items]
Beginning balance	39.4	27.9	11.7
Additions	0.0	11.8	2.5
Interest	3.5	1.7	3.6
Used/payments	0.0	(0.3)	(2.2)
Reversals	(9.4)	0.0	0.0
Translation adjustments	2.6	(1.7)	(7.4)
Reclassification - Liabilities held for sale			19.7
Ending balance	36.1	39.4	27.9
Taxes [member]
Disclosure of provisions [line items]
Beginning balance	36.6	34.5	41.7
Additions	29.5	37.9	147.2
Interest	0.0	0.0	0.0
Used/payments	(23.9)	(32.4)	(154.4)
Reversals	0.0	0.0	0.0
Translation adjustments	2.4	(3.4)	0.0
Reclassification - Liabilities held for sale			0.0
Ending balance	44.6	36.6	34.5
Environmental provision [Member]
Disclosure of provisions [line items]
Beginning balance	0.7	1.4	0.3
Additions	0.6	0.5	0.4
Interest	0.0	0.0	0.0
Used/payments	(1.1)	(0.9)	(0.6)
Reversals	0.0	0.0	(0.4)
Translation adjustments	0.2	(0.3)	(0.9)
Reclassification - Liabilities held for sale			2.6
Ending balance	0.4	0.7	1.4
Provision for third party materials [member]
Disclosure of provisions [line items]
Beginning balance	0.0	0.0	0.0
Additions	25.6	0.0	0.0
Interest	0.0	0.0	0.0
Used/payments	0.0	0.0	0.0
Reversals	0.0	0.0	0.0
Translation adjustments	(0.3)	0.0	0.0
Reclassification - Liabilities held for sale			0.0
Ending balance	25.3	0.0	0.0
Other [member]
Disclosure of provisions [line items]
Beginning balance	21.5	19.6	15.7
Additions	12.6	1.9	4.5
Interest	0.0	0.0	0.0
Used/payments	0.0	0.0	0.0
Reversals	0.0	0.0	0.0
Translation adjustments	0.0	0.0	(4.4)
Reclassification - Liabilities held for sale			3.8
Ending balance	$ 34.1	$ 21.5	$ 19.6